GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill	$ 37,797,301	$ 4,918,823	$ 4,815,999
Goodwill, Impairment Loss	5,850,772
Consumer package goods
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 5,850,772	$ 0